FINANCIAL EXPENSES AND FEES	12 Months Ended
Dec. 31, 2025
FINANCIAL EXPENSES AND FEES
FINANCIAL EXPENSES AND FEES

NOTE 19 – FINANCIAL EXPENSES AND FEES

The analysis of financial expenses for the years ended 31 December 2025, 2024 and 2023 is as follows:

Financial expenses and fees:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2025	2024	2023

Fee for collection of credit card receivables (*)	(7,342,911)	(5,829,237)	(3,451,261)
Interest expenses on purchases (**)	(2,972,607)	(3,075,043)	(2,040,053)
Interest expenses on lease liabilities	(617,598)	(278,383)	(145,554)
Interest expenses on bank borrowings	(616,132)	(398,046)	(417,978)
Foreign currency exchange losses (***)	(404,149)	(419,726)	(1,500,647)
Fair value losses on financial assets measured at fair value (Note 4)	(2,257)	—	—
Other	(40,879)	(26,328)	(22,739)

	(11,996,533)	(10,026,763)	(7,578,232)

(*)Fee for collection of credit card receivables represents the fees paid to the banks for processing customers’ credit card transactions.The fees vary based on the settlement timing and the number of installments used by the customers.

(**)Interest expenses on purchases consist of interest embedded in inventories purchased on deferred settlement terms, which is recognized as an interest expense over the period of financing.

(***)Foreign currency exchange losses are mainly driven by foreign currency denominated trade payables and payables to merchants.